Cost and Expenses by Nature - Summary of Cost and Expenses by Nature (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cost and expenses by nature [abstract]
Purchases	$ 1,126,780,036	$ 518,434,795	$ 386,040,047
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets	146,251,935	140,155,507	137,398,830
Exploration and Extraction Hydrocarbons Duty and taxes	136,840,962	88,596,015	43,593,642
Net periodic cost of employee benefits	129,333,812	140,215,404	128,808,540
Personnel services	107,990,777	100,401,001	103,044,657
Conservation and maintenance	78,323,591	65,239,995	69,939,632
Auxiliary services with third-parties	28,799,131	9,656,254	15,901,982
Unsuccessful wells	26,582,595	26,952,138	22,269,583
Raw materials and spare parts	26,516,438	23,504,046	18,381,313
Losses from fuels subtraction	19,891,204	6,791,377	4,279,542
Other operation costs and expenses	17,671,352	79,812,903	20,573,244
Other operation taxes and duties	14,717,890	12,933,825	12,180,579
General expenses with third-parties	12,454,485	6,867,868	4,198,747
Exploration expenses	8,126,787	6,458,310	6,732,689
Freight	8,522,913	5,195,157	3,426,079
Insurance	7,384,099	6,997,343	6,068,497
Fees	6,476,622	548,928	259,186
Integrated Contracts	4,556,801	4,904,774	5,275,946
Inventory variations	(38,474,306)	(11,544,077)	2,572,641
Cost of sales and general expenses	$ 1,868,747,124	$ 1,232,121,563	$ 990,945,376